Investments in Unconsolidated Affiliates - Equity Method Investment Summarized Financial Information, Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments And Joint Ventures [Abstract]
Operating revenue	$ 293	$ 213	$ 212
Operating expenses	190	163	160
Net income	$ 103	$ 50	$ 50